Expense Example {- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-14 - Balanced Portfolio	Apr. 30, 2021 USD ($)
VIP Balanced Portfolio-Initial VIP
Expense Example:
1 year	$ 49
3 years	154
5 years	269
10 years	604
VIP Balanced Portfolio-Service VIP
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
VIP Balanced Portfolio-Service 2 VIP
Expense Example:
1 year	75
3 years	233
5 years	406
10 years	$ 906